EXHIBIT 99.1

EXHIBIT C

FORM OF MONTHLY REPORT TO NOTEHOLDERS

FIRST NATIONAL MASTER NOTE TRUST SERIES 2009-3

MONTH ENDING: April 30, 2012

The undersigned, a duly authorized representative of First National Bank of Omaha (“FNBO”), as Servicer pursuant to the Transfer and Servicing Agreement, dated as of October 24, 2002 (as amended, the “Transfer and Servicing Agreement”) by and between FNBO, as Servicer, First National Funding LLC, as Transferor, and First National Master Note Trust, as Issuer, does hereby certify as follows:

(a) The rights of the Issuer under the Transfer and Servicing Agreement have been assigned to The Bank of New York Mellon Trust Company, N.A., formerly known as The Bank of New York Trust Company, N.A., as Indenture Trustee, under the Master Indenture, dated as of October 24, 2002 (the “Indenture”), by and between Issuer and the Indenture Trustee, and acknowledged by Transferor and Servicer, as supplemented by the Series 2009-3 Indenture Supplement, dated as of August 13, 2009, by and between issuer and Indenture Trustee, and acknowledged by Transferor and Servicer (the “Supplement”). Capitalized terms used in this Certificate have their respective meanings set forth in the Supplement. References herein to certain sections and subsections are references to the respective sections and subsections of the Supplement. This report is delivered pursuant to Section 5.03(a) of the Supplement.

(b) FNBO is the Servicer under the Transferor and Servicing Agreement.

(c) The undersigned is a Servicing Officer.

(d) With respect to this Certificate:

The Monthly Period is:	April 30, 2012
The Determination Date is:	May 9, 2012
The Record Date is:	April 30, 2012
The Transfer Date is:	May 11, 2012
The Distribution Date is:	May 15, 2012
The Controlled Accumulation Date is:	November 1, 2011
The Interest Period begins:	April 16, 2012
The Interest Period ends:	May 14, 2012
Number of days in Interest Period:	29

(e) To the knowledge of the undersigned, there are no Liens on any Receivable in the Trust except as described below:

None

(f) To the knowledge of the undersigned, no Series 2009-3 Pay Out Event and no Trust Pay Out Event has occurred except as described below:

None

(g) As of the date hereof the Available Spread Account Amount equals the Required Spread Account Amount and, if the Reserve Account Funding Date has occurred, the Available Reserve Account Amount equals the Required Reserve Account Amount.

A.	INFORMATION REGARDING THE PERFORMANCE OF THE RECEIVABLES

1.	Number of Accounts at Beginning of Monthly Period	2,131,008
	Number of Accounts at End of Monthly Period	2,131,042
	Average Account Balance at End of Monthly Period	1,252.52

2.	Principal Receivables
	(a) Beginning of the Monthly Period	$2,540,303,991.77
	(b) End of the Monthly Period	$2,533,570,391.40
	(c) Average Principal Receivables at End of Monthly Period	$2,532,193,566.76

3.	Increase in Principal Receivables from Account Additions	—
	Increase in Finance Charge Receivables from Account Additions	—
	Increase in Total Receivables from Account Additions	—

4.	Decrease in Principal Receivables from Removed Accounts	—
	Decrease in Finance Charge Receivables from Removed Accounts	—
	Decrease in Total Receivables from Removed Accounts	—

5.	Delinquent Balances

Delinquency Category			Aggregate Account Balance	Percentage of Total Receivables
	(a)	30 to 59 days	$15,205,279.37	0.57%
	(b)	60 to 89 days	$13,447,356.34	0.50%
	(c)	90 to 119 days	$12,063,892.46	0.45%
	(d)	120 to 149 days	$8,004,386.80	0.30%
	(e)	150 or more days	$7,420,270.51	0.28%
		Total:	$56,141,185.48	2.10%

6.	Aggregate amount of Collections

	(a)	Total Collections		$439,693,159.49
	(b)	Total Collections of Principal Receivables		$394,654,104.96
	(c)	Total Collections of Finance Charge Receivables		$45,039,054.53
	(d)	Aggregate Allocation Percentages for Outstanding Series		10.20%
	(e)	Aggregate Allocation Percentage of Principal Collections		27.19%
	(f)	Aggregate Allocation Percentage of Finance Charge Collections		10.20%

7.	Aggregate amount of Principal Receivables in Accounts which became Defaulted Accounts during the Monthly Period			$11,246,721.18

8.	Servicer Interchange			$431,743.75

9.	The aggregate amount of Finance Charge Collections for the Receivables Trust for the Monthly Period

	(a)	Interchange		$8,076,190.93
	(b)	Recoveries		$1,792,790.07
	(c)	Finance Charges and Fees		$28,504,360.69
	(d)	Discount Receivables		$16,534,693.84

		Total		$54,908,035.53

10.	Aggregate Uncovered Dilution Amount for the Monthly Period			$—

11.	End of Monthly Period Trust Receivables			$2,669,175,521.28

B.	OUTSTANDING SECURITIES INFORMATION (TRUST LEVEL)

1.	Outstanding principal balance of all securities secured by pool assets (sum of all Series)
	(a)	At end of prior Distribution Date	$690,790,000.00
	(b)	Increase due to new securities issued	$—
	(c)	Decrease due to principal payments	$—
	(d)	Increases in variable securities	$—
	(e)	Decreases in variable securities	$—
	(f)	At end of Distribution Date	$690,790,000.00

C.	INFORMATION REGARDING THE SERIES 2009-3 NOTES

1.	Collateral Amount at the close of business on the prior Distribution Date		$259,046,250.00

	(a)	Reductions due to Investor Charge-Offs (including Uncovered Dilution Amounts) made on the related Distribution Date	$—
	(b)	Reimbursements to be made on the related Distribution Date from Available Finance Charge Collections	$—
	(c)	Collateral Amount at the close of business on the Distribution Date	$172,697,500.00

2.	Note Principal Balance at the close of business on the prior Distribution Date

	(a)	Class A Note Principal Balance	$525,000,000.00
	(b)	Class B Note Principal Balance	$98,438,000.00
	(c)	Class C Note Principal Balance	$43,174,000.00
	(d)	Class D Note Principal Balance	$24,178,000.00

		Total Note Principal Balance	$690,790,000.00

3.	Series Allocation Percentages for the Monthly Period

	(a)	Principal Collections	27.19%
	(b)	Finance Charge Collections	10.20%
	(c)	Default Amounts	10.20%

4.	Investor Principal Collections processed during the Monthly Period and allocated to the Series		$107,306,451.14

5.	Excess Principal Collections available from other Group I Series allocated to the Series		$—

6.	Aggregate amounts treated as Available Principal Collections pursuant to subsections 4.04(a)(vi) and (vii) of the related Indenture Supplement		$1,147,165.56

7.	Reallocated Principal Collections (up to the Monthly Principal Reallocation Amount) applied pursuant to Section 4.06 of the related Indenture		$—

8.	AVAILABLE PRINCIPAL COLLECTIONS (4+5+6-7)		$108,453,616.70

9.	Principal Accumulation Investment Earnings		$3,194.06

10.	Investor Finance Charge Collections (including Interchange and Recoveries) processed during the Monthly Period		$5,600,619.62

11.	Excess Finance Charge Collections from Group I allocated to the Series		$—

12.	Reserve Account withdrawals pursuant to Section 4.10(b) or (d)		$28.46

13.	Excess amounts from Spread Account to be treated as Available Finance Charge Collections pursuant to Section 4.11(g)		$56.74

14.	AVAILABLE FINANCE CHARGE COLLECTIONS (9+10+11+12+13)		$5,603,898.88

15.	Available Finance Charge Collections were allocated in the following priority:

	(a)	Class A Noteholders,
		Class A Monthly Interest	$672,543.23
		Class A Interest Shortfall	$—
		Class A Default Amount	$—
		Class A Default Amount previously due but not distributed	$—
		Total	$672,543.23

	(b)	Class B Noteholders,
		Class B Monthly Interest	$19,051.17
		Class B Interest Shortfall	$—
		Class B Default Amount	$—
		Class B Default Amount previously due but not distributed	$—
		Total	$19,051.17

	(c)	to Servicer, the Noteholder Servicing Fee (after adjustment for Servicer Interchange shortfall, if any)	$431,743.75

	(d)	Class C Noteholders,
		Class C Monthly Interest	$8,355.67
		Class C Interest Shortfall	$—
		Class C Default Amount	$—
		Class C Default Amount previously due but not distributed	$—
		Total	$8,355.67

	(e)	Class D Noteholders,
		Class D Monthly Interest	$4,679.28
		Class D Interest Shortfall	$—
		Class D Default Amount	$—
		Class D Default Amount previously due but not distributed	$—
		Total	$4,679.28

	(f)	Investor Default Amount and Uncovered Dilution Amount were included in Available Principal Collections	$1,147,165.56

	(g)	Investor Charge-Offs and Reallocated Principal Collections not previously reimbursed were included in Available Principal Collections	$—

	(h)	to Reserve Account, excess of Required Reserve Account Amount over the Available Reserve Account Amount	$0.00

	(i)	to Spread Account, excess of Required Spread Account Amount over the Available Spread Account Amount	$—

	(j)	remaining amount constitutes Excess Finance Charge Collections	$3,320,360.22

	(k)	amount required to be deposited or paid under the Class B Note Purchase agreement	$—

	(l)	amount required to be deposited or paid under the Class C Note Purchase agreement	$—

	(m)	amount required to be deposited or paid under the Class D Note Purchase agreement	$—

	(n)	balance to the Transferor	$—

16.	Available Principal Charge Collections were allocated in the following priority:

	(a)	during Revolving Period, treated as Excess Principal Collections	$—

	(b)	with respect to Accumulation Period,
		(i) Monthly Principal deposited to Principal Accumulation Account	$86,348,750.00
		(ii) balance treated as Excess Principal Collections	$22,104,866.70

	(c)	with respect to Rapid Amortization Period,
		(i) Monthly Principal to Class A Noteholders up to Class A Note Principal Balance	$—
		(ii) Monthly Principal to Class B Noteholders up to Class B Note Principal Balance	$—
		(iii) Monthly Principal to Class C Noteholders up to Class C Note Principal Balance	$—
		(iv) Monthly Principal to Class D Noteholders up to Class D Note Principal Balance	$—
		(v) balance treated as Excess Principal Collections	$—

17.	Excess funds were allocated in the following order of priority:

	(a)	Excess Finance Charge Collections,
		(i) to other Excess Allocation Series in Group One, for finance charge shortfalls	$—
(ii) to the Successor Servicer, for any unpaid excess servicing fees
		For this Series	$—
		For other Series	$—
		(iii) remaining amount to be allocated pursuant to 15 (k), (l), (m), and (n)	$3,320,360.22

	(b)	Excess Principal Collections,
		(i) to other Excess Allocation Series in Group One, for principal shortfalls	$—
		(ii) to be applied as principal for Notes in Group One	$—
		(iii) the balance to Holder of the Transferor Interest	$22,104,866.70

18.	Principal Receivables in Accounts which became Defaulted Accounts during the Monthly Period which were allocated to the Series

	(a)	Default Amount	$11,246,721.18
	(b)	Allocation Percentage (B.3.(c) above)	10.20%

	(c)	Total Investor Default Amount (axb)	$1,147,165.56

19.	Uncovered Dilution Amount allocated to the Series for the Monthly Period

	(a)	Dilutions not covered by Transferor	$—
	(b)	Allocation Percentage (B.3.(c) above) Supplement	10.20%

	(c)	Total Uncovered Dilution Amount (axb)	$—

20.	Investor Charge-Offs (including any Uncovered Dilution Amount not covered by the Transferor) for the Monthly Period		$—

21.	Ratings of the Class A Notes
	Moody’s		Aaa
	S&P		AAA
	Fitch		AAA

22.	Ratings of the Class B Notes
	Moody’s		A2
	S&P		A

23.	Ratings of the Class C Notes
	S&P	BBB
	Fitch	BBB

24.	Ratings of the Class D Notes
	S&P	BB
	Fitch	BB

25.	Note Interest Rate for the Monthly Period
	(a) Class A Note Interest Rate	1.56286%
	(b) Class B Note Interest Rate	0.23611%
	(c) Class C Note Interest Rate	0.23611%
	(d) Class D Note Interest Rate	0.23611%

26.	Ending Note Principal Balance on the Distribution Date, after taking into account distributions on the Notes:
	(a) Class A Note Principal Balance	$525,000,000.00
	(b) Class B Note Principal Balance	$98,438,000.00
	(c) Class C Note Principal Balance	$43,174,000.00
	(d) Class D Note Principal Balance	$24,178,000.00

	Total Note Principal Balance	$690,790,000.00

D.	QUARTERLY NET YIELD

	4/30/2012 Monthly Period	3/31/2012 Monthly Period	2/29/2012 Monthly Period
Yield	26.38%	25.44%	26.86%
Less Investor Default Amt (18c)	5.40%	5.04%	5.20%
Less Uncovered Dilution Amt (19c)	0.00%	0.00%	0.00%

(a) Portfolio Yield	20.98%	20.40%	21.66%

Monthly Interest	1.24%	1.33%	1.30%
Plus Noteholder Servicing Fee	2.00%	2.00%	2.00%

(b) Base Rate	3.24%	3.33%	3.30%

(a)-(b) = Net Yield Percentage	17.74%	17.07%	18.36%

Quarterly Net Yield for the Distribution Date	17.72%

E.	INFORMATION REGARDING THE PRINCIPAL ACCUMULATION ACCOUNT

1.	Opening Principal Accumulation Account Balance on the Distribution Date for the Monthly Period		$431,743,750.00

2.	Controlled Deposit Amount to be deposited to the Principal Accumulation Account on the Distribution Date for the Monthly Period
	(a)	Controlled Accumulation Amount	$86,348,750.00
	(b)	Accumulation Shortfall	$—
	(c)	Controlled Deposit Amount (a+b)	$86,348,750.00

3.	Amounts withdrawn from the Principal Accumulation Account for distribution to Noteholders on the related distribution Date
	(a)	Distribution in reduction of the Class A Notes	$—
	(b)	Distribution in reduction of the Class B Notes	$—
	(c)	Distribution in reduction of the Class C Notes	$—
	(d)	Distribution in reduction of the Class D Notes	$—

4.	Principal Accumulation Account ending balance after deposit or withdrawal on the Distribution Date		$518,092,500.00

F.	INFORMATION REGARDING THE SPREAD ACCOUNT

1.	Opening Available Spread Account Amount on the Distribution Date	$6,907,900.00

2.	Aggregate amount required to be withdrawn pursuant to Section 4.11(c) for distribution to Class C Noteholders and the Class D Noteholders pursuant to Section 4.04 (a)(iv) and Section 4.04 (a)(v)	$—

3.	Aggregate amount required to be withdrawn pursuant to Section 4.11(d) or 4.11(e) for distribution in reduction of the Class C Note Principal Balance and the Class D Note Principal Balance	$—

4.	Spread Account Percentage for the Distribution Date	1.00%

5.	Closing Required Spread Account Amount for the Distribution Date	$6,907,900.00

6.	Amount on deposit in Spread Account after required withdrawals on the Distribution Date (1-(2+3))	$6,907,900.00

7.	Spread Account Deficiency, if any (5 MINUS 6)	$—

8.	Amounts deposited pursuant to Section 4.04(a)(ix) or 4.10(e)	$—

9.	Remaining Spread Account Deficiency, if any (7 minus 8)	$—

10.	Spread Account Surplus, if any (6 minus 5), included in Available Finance Charge Collections	$—

G.	INFORMATION REGARDING THE RESERVE ACCOUNT

1.	Reserve Account Funding Date	September 15, 2011

2.	Opening Available Reserve Account Amount on the Distribution Date	$3,453,950.00

3.	Aggregate amount required to be withdrawn pursuant to Section 4.10(d) for inclusion in Available Finance Charge Collections:
	(a) Covered Amount	$0.00
	(b) Principal Accumulation Investment Earnings	$3,194.06
	(c) Reserve Draw Amount (a MINUS b)	$—

4.	Required Reserve Account Amount	$3,453,950.00

5.	Reserve Account Surplus (4-(2-3))	$—

H.	INFORMATION REGARDING ACCUMULATION PERIOD

1.	Accumulation Period Length (months)	8

2.	Controlled Accumulation Amount (as recalculated, if Accumulation Period Length is shortened pursuant to Section 4.13)	$86,348,750.00

IN WITNESS THEREOF, the undersigned has duly executed and delivered this Certificate the 9th day of May, 2012.

FIRST NATIONAL BANK OF OMAHA, Servicer

By:
Name:	Karlyn M. Knieriem
Title:	Vice President